STATEMENT OF CASH FLOWS	11 Months Ended
Dec. 31, 2020 USD ($)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Cash and cash equivalents at end of year	$ 48,144,000
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	(15,294,860)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on marketable securities held in Trust Account	(201,441)
Unrealized gain on marketable securities held in Trust Account	(8,012)
Change in the fair value of warrants	12,406,208
Transaction costs incurred in connection with warrant liability	671,901
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	(65,973)
Accounts payable and accrued expenses	1,630,832
Net cash used in operating activities	(861,345)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash in Trust Account	(276,000,000)
Net cash provided by (used in) investing activities	(276,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000
Proceeds from sale of Private Placement Warrants	7,520,000
Proceeds from promissory note - related party	150,000
Repayment of promissory note - related party	(150,000)
Payment of offering costs	(671,828)
Net cash provided by financing activities	277,353,172
Net Change in Cash	491,827
Cash and cash equivalents at beginning of year	0
Cash and cash equivalents at end of year	491,827
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	276,000,000
Change in value of Class A common stock subject to possible redemption	33,447
Deferred underwriting fee payable	9,660,000
Initial classification of warrant liability	$ 17,695,600